INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 2,338,000,000	$ 2,246,000,000
Recognized in Earnings	(415,000,000)	88,000,000
Recognized in Other Comprehensive Income	2,000,000	(5,000,000)
Acquisition	936,000,000
Disposition		0
Other	7,000,000	9,000,000
Deferred tax liability (asset) at end of period	2,868,000,000	2,338,000,000
Deferred tax liabilities (Note 12)	2,868,000,000	2,623,000,000
Deferred tax assets (Note 12)	0	285,000,000
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	19,000,000	23,000,000
Recognized in Earnings	39,000,000	(2,000,000)
Recognized in Other Comprehensive Income	5,000,000	(2,000,000)
Acquisition	0
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	(25,000,000)	19,000,000
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(39,000,000)	(41,000,000)
Recognized in Earnings	(3,000,000)	(2,000,000)
Recognized in Other Comprehensive Income	0	0
Acquisition	0
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	(36,000,000)	(39,000,000)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(84,000,000)	(64,000,000)
Recognized in Earnings	9,000,000	20,000,000
Recognized in Other Comprehensive Income	0	0
Acquisition	13,000,000
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	(106,000,000)	(84,000,000)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(710,000,000)	(450,000,000)
Recognized in Earnings	(23,000,000)	260,000,000
Recognized in Other Comprehensive Income	0	0
Acquisition	0
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	(687,000,000)	(710,000,000)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(70,000,000)	(118,000,000)
Recognized in Earnings	(66,000,000)	(39,000,000)
Recognized in Other Comprehensive Income	0	0
Acquisition	110,000,000
Disposition		0
Other	(7,000,000)	(9,000,000)
Deferred tax liability (asset) at end of period	(107,000,000)	(70,000,000)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,203,000,000	2,029,000,000
Recognized in Earnings	85,000,000	174,000,000
Recognized in Other Comprehensive Income	0	0
Acquisition	1,038,000,000
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	3,326,000,000	2,203,000,000
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2,000,000)	2,000,000
Recognized in Earnings	(3,000,000)	1,000,000
Recognized in Other Comprehensive Income	7,000,000	3,000,000
Acquisition	0
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	2,000,000	(2,000,000)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	262,000,000	262,000,000
Recognized in Earnings	9,000,000	0
Recognized in Other Comprehensive Income	0	0
Acquisition	(2,000,000)
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	269,000,000	262,000,000
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	786,000,000	535,000,000
Recognized in Earnings	(635,000,000)	251,000,000
Recognized in Other Comprehensive Income	0	0
Acquisition	0
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	151,000,000	786,000,000
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(27,000,000)	68,000,000
Recognized in Earnings	85,000,000	95,000,000
Recognized in Other Comprehensive Income	0	0
Acquisition	23,000,000
Disposition		0
Other	0	0
Deferred tax liability (asset) at end of period	$ 81,000,000	$ (27,000,000)